Investments - Narrative (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 17, 2019 USD ($)	Sep. 30, 2014 USD ($) ft² extension	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 09, 2020 USD ($)	Mar. 29, 2019 USD ($)	Jun. 30, 2018 ft²	Sep. 09, 2014
Gain (Loss) on Securities [Line Items]
Acquisitions					$ 8,160,000	$ 0
Other comprehensive loss			$ 0	$ 73,000	0	$ 251,000	$ 217,000	$ (122,000)	$ (465,000)
Assets			$ 4,223,950,000		$ 4,223,950,000		4,175,502,000	$ 3,012,775,000
Heritage Common X
Gain (Loss) on Securities [Line Items]
Area of equity method investments (in sqft) | ft²												200,000
Proceeds from sale of real estate	$ 8,200,000
Debt costs	41,400,000
Gain (loss) on disposal	4,100,000
Realized gain on disposal	$ 600,000
Escrow deposit							400,000
Ownership interest (percent)	45.00%
Other comprehensive loss							$ 0
Digital Realty Joint Venture
Gain (Loss) on Securities [Line Items]
Area of equity method investments (in sqft) | ft²		132,300
Ownership interest (percent)		80.00%											80.00%
Acquisitions		$ 68,400,000
Operating lease term					3 years 6 months		3 years
Other comprehensive loss							$ 200,000
Assets		187,500,000
Debt		102,000,000
Guaranteed rate of return (percent)			7.00%		7.00%
Receivable			$ 4,100,000		$ 4,100,000
Digital Realty Joint Venture | Gross Acquisition Value of Property
Gain (Loss) on Securities [Line Items]
Assets, noncurrent		187,500,000
Digital Realty Joint Venture | Debt Financing for acquisition of property
Gain (Loss) on Securities [Line Items]
Liabilities, noncurrent		102,000,000
Digital Realty Joint Venture | Secured term loan | The Loan
Gain (Loss) on Securities [Line Items]
Secured term loan		$ 102,000,000
Number of term extensions | extension		2
Duration of each extension term		12 months
Outstanding letter of credit										$ 8,200,000	$ 8,200,000
Mercedes-Benz Financial Services USA | Heritage Common X
Gain (Loss) on Securities [Line Items]
Area of real estate leased			100.00%		100.00%		100.00%